SUPPLEMENT DATED MARCH 15, 2013
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2012

1.)	Page 12 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Columbia Acorn International Fund	R4	Columbia Acorn Family of Funds	Columbia Management Advisors LLC
Columbia MultiAdvisor Small Cap Value	R4	Columbia MultiAdvisor Small Cap Value	Columbia Management Advisors LLC
Columbia Seligman Communications & Information	R4	Columbia Seligman Communications & Information	Columbia Management Advisors LLC
1) Please refer to the Fund prospectus for a description of the class designation.

2.)	The names of the following funds on Pages 17 & 133 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio Name
Legg Mason ClearBridge Aggressive Growth Fund	FI	ClearBridge Aggressive Growth Fund
Legg Mason ClearBridge Aggressive Growth Fund	Retirement	ClearBridge Aggressive Growth Fund
Legg Mason ClearBridge Appreciation Fund	FI	ClearBridge Appreciation Fund
Legg Mason ClearBridge Appreciation Fund	Retirement	ClearBridge Appreciation Fund

3.)                       Page 130 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Columbia Acorn International Fund – Class A*, Class Z & Class R4	Seeks long-term capital appreciation.
Columbia MultiAdvisor Small Cap Value – Class A*, Class Z & Class R4	Seeks long-term capital appreciation.
Columbia Seligman Communications & Information – Class A*, Class Z & Class R4	Seeks capital gain.
* Load Waived

This supplement should be retained with the Prospectus for future reference.